UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q-A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267

Institutional Fiduciary Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/13

Item 1. Schedule of Investments.

Quarterly Statement ofInvestments I See Notes to Statement ofInvestments.

Institutional Fiduciary Trust

Notes to Statement of Investments (unaudited)

Money Market Portfolio

1. ORGANIZATION

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Institutional Fiduciary Trust Money Market Portfolio (Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement ofInvestments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. At March 31,2013, the Fund owned 89.06% of the Portfolio.

3. INCOME TAXES

At March 31, 2013, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31,2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The Money Market Portfolios
Statement of Investments, March 31, 2013 (unaudited)

The Money Market Portfolio		Principal Amount*		Value
Investments 90.0%				
Certificates of Deposit 19.2%				
Bank of Montreal, Chicago Branch, 0.18%, 4/22/13	$	400,000,000	$	400,000,000
Bank of Montreal, Chicago Branch, 0.18%, 5/13/13		515,000,000		515,000,000
Bank of Nova Scotia, Houston Branch, 0.20%, 4/08/13		305,000,000		305,000,000
Bank of Nova Scotia, Houston Branch, 0.18% - 0.20%, 4/09/13 - 4/24/13		300,000,000		300,000,000
Bank of Nova Scotia, Houston Branch, 0.18%, 6/10/13		280,000,000		280,000,000
Royal Bank of Canada, New York Branch, 0.08%, 4/23/13		450,000,000		450,000,000
Royal Bank of Canada, New York Branch, 0.08%, 4/26/13		400,000,000		400,000,000
The Toronto-Dominion Bank, New York Branch, 0.19%, 5/01/13		200,000,000		200,000,000
The Toronto-Dominion Bank, New York Branch, 0.10% - 0.24%, 4/18/13 - 6/05/13		575,000,000		575,000,000
Total Certificates of Deposit (Cost $3,425,000,000)				3,425,000,000
[a]**Commercial Paper 49.7%**				
Chevron Corp., 4/19/13		220,500,000		220,488,975
Chevron Corp., 4/24/13		180,000,000		179,987,350
Chevron Corp., 4/12/13 - 5/02/13		253,000,000		252,988,395
Chevron Corp., 5/03/13		200,000,000		199,979,556
Colgate-Palmolive Co., 4/03/13 - 4/11/13		180,700,000		180,698,645
Commonwealth Bank of Australia, 4/05/13 - 5/02/13 (Australia)		375,000,000		374,980,369
Export Development Canada, 6/13/13 (Canada)		350,000,000		349,865,153
Export Development Canada, 4/01/13 - 9/03/13 (Canada)		558,360,000		558,165,076
Exxon Mobil Corp., 4/17/13		200,000,000		199,992,444
Exxon Mobil Corp., 4/02/13 - 4/22/13		360,000,000		359,991,603
Johnson & Johnson, 4/03/13		280,500,000		280,498,789
Johnson & Johnson, 4/01/13 - 4/16/13		237,000,000		236,997,972
Merck & Co. Inc., 5/03/13		60,000,000		59,994,133
Merck & Co. Inc., 5/10/13		195,000,000		194,976,762
Merck & Co. Inc., 5/06/13 - 5/16/13		72,200,000		72,190,246
National Australia Funding, 4/08/13 (Australia)		945,000,000		944,979,787
Nestle Capital Corp., 4/23/13 - 5/01/13 (Switzerland)		77,000,000		76,994,513
Nestle Finance International Ltd., 4/03/13 (Switzerland)		195,500,000		195,498,997
Nestle Finance International Ltd., 4/02/13 - 6/11/13 (Switzerland)		549,962,000		549,905,353
PepsiCo Inc., 4/03/13 - 4/16/13		150,000,000		149,995,639
PepsiCo Inc., 4/25/13		200,000,000		199,992,000
Pfizer Inc., 4/04/13		184,000,000		183,998,467
Pfizer Inc., 4/11/13 - 4/18/13		237,500,000		237,491,912
Procter & Gamble Co., 4/02/13 - 4/11/13		105,300,000		105,297,207
Province of British Columbia, 4/09/13 - 8/28/13 (Canada)		555,566,000		555,354,393
Province of Ontario, 4/04/13 - 6/17/13 (Canada)		854,155,000		854,056,284
The Toronto-Dominion Bank, 8/26/13 (Canada)		90,000,000		89,922,825
Total Capital Canada Ltd., 4/12/13 - 5/22/13 (France)		132,000,000		131,979,906
United Parcel Service Inc., 4/02/13 - 4/15/13		250,000,000		249,997,028
Wal-Mart Stores Inc., 4/05/13		214,300,000		214,297,697
Wal-Mart Stores Inc., 4/10/13		194,200,000		194,195,601
Wal-Mart Stores Inc., 4/02/13 - 4/12/13		210,000,000		209,996,778
Total Commercial Paper (Cost $8,865,749,855)				8,865,749,855
U.S. Government and Agency Securities 10.5%				
[a]FFCB, 4/01/13		120,000,000		120,000,000
[a]FHLB, 4/01/13		22,882,000		22,882,000
[a]FHLMC, 4/01/13		218,900,000		218,900,000
[a]FNMA, 4/01/13		68,018,000		68,018,000
[a,b]International Bank for Reconstruction & Development,				
4/02/13 - 5/07/13 (Supranational)		400,000,000		399,968,640
5/09/13 (Supranational)		200,000,000		199,975,722
5/15/13 (Supranational)		200,000,000		199,971,889
[a]U.S. Cash Management Bill, 4/15/13		174,000,000		173,997,293

Quarterly Statement of Investments | See Notes to Statements of Investments.

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (portfolio).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio's Board of Trustees (the Board), the Portfolio's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At March 31, 2013, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Porfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2013, all of the Portfolio's investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING

PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position.

In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASU s are effective for interim and annual reporting periods beginning on or after January 1,2013. The Portfolio believes the adoption of these ASUs will not have a material impact on its financial statements.

6. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.